Basic and diluted net income per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income	$ 14,266	$ 21,347	$ 1,108
Less: net (loss)/income attributable to the non-controlling interests	41	(116)	(83)
Net (loss)/income attributable to Xunlei Limited's common shareholders for basic net (loss)/income per share calculation	14,225	21,463	1,191
Numerator of basic net (loss)/income per share	$ 14,225	$ 21,463	$ 1,191
Denominator:
Weighted average number of common shares outstanding, basic (in shares)	326,390,687	336,040,378	334,707,559
Dilutive effect of restricted share units	458,815	195,123	1,262,221
Weighted average number of common shares outstanding, diluted (in shares)	326,849,502	336,235,501	335,969,780
Basic net income (in dollars per share)	$ 0.0436	$ 0.0639	$ 0.0036
Diluted net income (in dollars per share)	$ 0.0435	$ 0.0638	$ 0.0035